Significant Accounting Policies (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Accounting Policies [Abstract]
Foreign currency transaction	$ 181	$ 230
Net income			$ 176
Research and development expenses		$ 28	$ 327
Transaction price	5,000
Reimbursement cost	$ 1,000
Option exercise				$ 3,000
Income tax percentage	50.00%
Warrants exercisable (in Shares)	4,008,007	3,536,495	2,299,684